Restatement of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2020
Restatement of Consolidated Financial Statements [Abstract]
RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS

1. RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS

Glory Star New Media Group Holdings Limited (“GS Holdings”, or the “Company”) has restated its previously issued consolidated financial statements and related disclosures as of and for the year ended December 31, 2020 included in its Annual Report on Form 20-F for the year ended December 31, 2020, filed with the Securities and Exchange Commission (the “SEC”) on March 29, 2021 (the “Original Form 20-F”), in order to correct errors resulting from the incorrect application of generally accepted accounting principles relating to previously issued private warrants.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). The SEC Staff Statement highlighted potential accounting implications of certain terms that are common in warrants issued in connection with the initial public offerings of SPACs.

After considering the SEC Staff Statement, the Company re-evaluated its historical accounting for its warrants and concluded it must amend the accounting treatment of the private warrants issued in connection with the initial public offering of TKK Symphony Acquisition Corporation (“TKK”) and recorded to the Company’s consolidated financial statements as a result of the Company’s merger with TKK and the reverse recapitalization that occurred on February 14, 2020. The warrant agreement governing the Company’s private warrants includes a provision that provides for potential changes to the settlement amounts dependent on the characteristics of the holder of the warrant. Upon review of the statement, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant with a fixed exercise price and fixed number of underlying shares. Based on management’s evaluation, the Company’s Audit Committee in consultation with management concluded that the Company’s private warrants are not indexed to the Company’s ordinary shares in the manner contemplated by ASC Section 815-40-15 because the characteristics of the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares.

Based on the re-evaluation, the Company concluded that the public warrants meet the criteria of equity classification and its historical accounting as equity is appropriate, which should be recorded at their relative fair value at the issuance date and remeasurement is not required. The private warrants should be recorded as warrant liability at their fair value on the consolidated balance sheets, and remeasured on each reporting date with changes recorded in revaluation of warrant liability on the Company’s consolidated statements of operations.

The following tables reflect the impact of the restatement adjustments to the specific line items presented in the Company’s previously reported consolidated financial statements for the year ended December 31, 2020. The amounts as previously reported were derived from the Company’s Original Form 20-F (in U.S. dollars in thousands, except share and per share data). A summary of the impact of these adjustments to the Company’s consolidated financial statements as of and for the related quarterly periods is provided in Note 18, Quarterly Financial Data (Unaudited).

CONSOLIDATED BALANCE SHEETS

	As of December 31, 2020
	As previously reported	Restatement Impacts	As Restated
Liabilities and Equity
Warrant liability	$-	$833	$833
Total non-current liabilities	2,760	833	3,593
Total liabilities	38,116	833	38,949
Additional paid-in capital	20,657	(11,498)	9,159
Retained earnings	78,606	10,665	89,271
Total equity	105,280	(833)	104,447
Total liabilities and equity	143,396	-	143,396

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS)

	For the Year Ended December 31, 2020
	As previously reported	Restatement Impacts	As Restated

Change in fair value of warrant liability	$-	$19,714	$19,714
Total other income	249	19,714	19,963
Income before income tax	30,918	19,714	50,632
Net income	29,245	19,714	48,959
Net income attributable to Glory Star New Media Group Holdings Limited’s shareholders	29,276	19,714	48,990
Comprehensive income	35,740	19,714	55,454
Comprehensive income attributable to Glory Star New Media Group Holdings Limited’s shareholders	35,744	19,714	55,458
Earnings per ordinary share
Basic	0.54	0.37	0.91
Dilutive	0.50	0.33	0.83

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For the Year Ended December 31, 2020
	As previously reported	Restatement Impacts	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$29,245	$19,714	$48,959

Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of warrant liability	-	(19,714)	(19,714)
Net cash provided by operating activities	8,741		8,741